Business combinations - Summary of Intangible Assets Acquired (Detail) - ReliefFromRoyalties [Member] - Intellectual Property [Member] - Escuela De Internet [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule Of Intangible Assets Acquired [Line Items]
Estimated Fair Value in thousands of U.S. dollars	$ 729
Estimated useful life in years	5 years